Revenue from contracts with customers (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / kg R / $ $ / Ounce $ / oz kg	Jun. 30, 2024 ZAR (R) $ / oz R / kg R / $ kg	Jun. 30, 2023 ZAR (R) R / kg $ / oz R / $ kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Gold Price Change	31.10%	10.60%
Average gold price received	2,620	1,999	1,808
Percentage Gold Production Change	(4.20%)	5.50%
Gold sold | kg	46,193	48,222	45,690
Average foreign exchange rate | R / $	18.15	18.70	17.76
Percentage Silver Production Change	(14.60%)	39.20%
Production Of Silver Proved Reserves | kg	97,590	114,240	82,093
Percentage Silver Price Change	26.20%	12.90%
Average silver price received | $ / oz	31.20	24.72	21.89
Percentage Uranium Production Change		12.70%
Production Of Uranium Proved Reserves | kg	221,374	267,667	237,438
Percentage Uranium Price Change		59.20%
Average uranium price received | R / kg		3,121	1,960
Revenue from contracts with customers	R 78,404	R 62,321	R 49,121
Average Spot Gold Price Received, including Hedging | R / kg	1,644,902	1,249,344	1,045,527
Average Gold Forward Price of Matured Contracts | R / kg	1,306,033	1,134,735	1,028,764
Toll treatment services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 532	R 576	R 430
Doornkop | Toll treatment services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	203	196
Moab Khotsong | Toll treatment services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 329	R 380